Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Basic and Diluted share outstanding	25,287,887	25,287,887
Net loss per share – Basic and Diluted	$ 0.01	$ (0.02)